Accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Major exchange rates of currencies
The following table discloses the major exchange rates of those currencies other than the functional currency of US$ that are utilized by the Group:

Foreign currency units to 1 US$	€	£	ILS	NOK	DKK
Average period to December 31, 2021	0.8454	0.7271	3.2322	8.5975	6.2875
At December 31, 2021	0.8830	0.7413	3.1115	8.8074	6.5664

Foreign currency units to 1 US$	€	£	ILS	NOK	DKK
Average period to December 31, 2020	0.8777	0.7799	3.4351	9.4206	6.5432
At December 31, 2020	0.8141	0.7365	3.2148	8.5671	6.0570

Foreign currency units to 1 US$	€	£	ILS	NOK	DKK
Average period to December 31, 2019	0.8932	0.7836	3.5646	8.7976	6.6690
At December 31, 2019	0.8929	0.7624	3.4609	8.8046	6.6698

(€ = Euro; £ = Pounds Sterling, ILS = Israeli Shekel, NOK = Norwegian Kroner, DKK = Danish Kroner)

Estimated useful lives of property, plant and equipment
Depreciation is charged to the Consolidated Statement of Comprehensive Income/(Loss) on a straight-line basis to write-off the cost of the assets over their expected useful lives as follows:

•	Property, plant and machinery	5 to 15 years
•	Office equipment	3 to 10 years

Useful life of other acquired intangible assets	The useful life of other acquired intangible assets is as follows:
•	Software and hardware	3 to 10 years
•	Website development	5 to 10 years